CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues	¥ 2,071,772	$ 291,803	¥ 2,185,266	¥ 2,119,514
Cost of revenues	(1,486,397)	(209,355)	(1,468,921)	(1,502,505)
Gross profit	585,375	82,448	716,345	617,009
Operating expenses:
Selling and marketing expenses	(237,646)	(33,472)	(259,618)	(386,204)
General and administrative expenses	(193,907)	(27,311)	(106,727)	(104,617)
Research and development expenses	(301,490)	(42,464)	(283,349)	(264,706)
Total operating expenses	(733,043)	(103,247)	(649,694)	(755,527)
Operating (loss)/income	(147,668)	(20,799)	66,651	(138,518)
Other income/(loss):
Interest expenses	(1,563)	(220)	(2,474)	(2,904)
Foreign exchange losses	(1,488)	(210)	(1,052)	(738)
Interest income and investment income	10,820	1,524	7,282	2,269
Government grants	9,395	1,323	14,360	13,496
Others, net	(3,577)	(504)	1,944	(479)
(Loss)/income before income taxes	(134,081)	(18,886)	86,711	(126,874)
Income tax expenses	(434)	(61)	(207)	(376)
Net (loss)/income	(134,515)	(18,947)	86,504	(127,250)
Net loss attributable to the non-controlling interests shareholders	7,864	1,108	13
Net (loss)/income attributable to the Sound Group Inc.'s ordinary shareholders	(126,651)	(17,839)	86,517	(127,250)
Net (loss)/income	(134,515)	(18,947)	86,504	(127,250)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	3,277	462	24,314	(7,848)
Total other comprehensive (loss)/income	3,277	462	24,314	(7,848)
Total comprehensive (loss)/income	(131,238)	(18,485)	110,818	(135,098)
Comprehensive loss attributable to the non-controlling interests shareholders	7,953	1,120	13
Comprehensive (loss)/income attributable to the Sound Group Inc.'s ordinary shareholders	¥ (123,285)	$ (17,365)	¥ 110,831	¥ (135,098)
Net (loss)/income attributable to the Sound Group Inc.'s ordinary shareholders per share
Basic | (per share)	¥ (0.12)	$ (0.02)	¥ 0.08	¥ (0.13)
Diluted | (per share)	¥ (0.12)	$ (0.02)	¥ 0.08	¥ (0.13)
Weighted average number of ordinary shares
Basic	1,078,969,851	1,078,969,851	1,036,485,949	991,715,849
Diluted	1,078,969,851	1,078,969,851	1,038,617,910	991,715,849
American Depositary Shares
Net (loss)/income attributable to the Sound Group Inc.'s ordinary shareholders per share
Basic | (per share)	¥ (23.48)	$ (3.31)	¥ 16.69	¥ (25.66)
Diluted | (per share)	¥ (23.48)	$ (3.31)	¥ 16.66	¥ (25.66)
Weighted average number of ordinary shares
Basic	5,394,849	5,394,849	5,182,430	4,958,579
Diluted	5,394,849	5,394,849	5,193,090	4,958,579